Put options rate life dividend volatility (Details)	Dec. 31, 2011	Dec. 01, 2011	May 31, 2011
Put options rate life dividend volatility
Put options Risk free interest rate	0.11%	0.11%	0.11%
Put options Expected life (years)	0.9	1	0.5
Put options Dividend yield	0.00%	0.00%	0.00%
Put options Volatility.	198.00%	198.00%	207.00%